                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05554

Morgan Stanley California Tax-Free Daily Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                  (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY CALIFORNIA TAX-FREE DAILY INCOME TRUST
PORTFOLIO OF INVESTMENTS MARCH 31, 2007 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                                         COUPON     DEMAND
THOUSANDS                                                                                          RATE+      DATE*       VALUE
----------------------------------------------------------------------------------------------------------------------------------

         CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (92.5%)
         ABAG Finance Authority for Nonprofit Corporations,
 $2,295     Elder Care Alliance of San Francisco Ser 2006 A                                        3.56%    04/09/07    $2,295,000
  3,900     Episcopal Homes Foundation Ser 2000 COPs                                               3.52     04/09/07     3,900,000
  1,335     Eskaton Village-Roseville Ser 2006                                                     3.62     04/09/07     1,335,000
  8,000     The Thacher School Ser 2004                                                            3.62     04/09/07     8,000,000
  1,000  Adelanto Public Utility Authority, Utility System Ser 2005 A (Ambac)                      3.69     04/02/07     1,000,000
    420  Butte-Glenn Community College District, Election of 2002 Ser B P-FLOATs PT-3042 (MBIA)    3.66     04/09/07       420,000
         California,
  2,000     Economic Recovery Ser 2004 C-12 (XLCA)                                                 3.55     04/09/07     2,000,000
  7,300     Economic Recovery Ser 2004 C-14 (XLCA)                                                 3.55     04/09/07     7,300,000
  3,000     Municipal CRVS Ser 2007-1                                                              3.71     04/09/07     3,000,000
  3,500     Ser 2005 B Subser B-1                                                                  3.56     04/09/07     3,500,000
         California Department of Water Resources,
  5,000     Power Supply Ser 2002 C Subser C-7 (FSA)                                               3.55     04/09/07     5,000,000
  2,900     Power Supply Ser 2005 G Subser G-10 (FGIC)                                             3.53     04/09/07     2,900,000
  2,000  California Educational Facilities Authority, California Institute of Technology Ser 1994  3.55     04/09/07     2,000,000
         California Health Facilities Financing Authority,
  3,000     Kaiser Permanente Ser 2006 C                                                           3.60     04/09/07     3,000,000
  9,550     Northern California Presbyterian Homes & Services Ser 2004                             3.55     04/09/07     9,550,000
         California Statewide Communities Development Authority,
  1,200     Chabad of California Ser 2004                                                          3.58     04/09/07     1,200,000
  4,300     Kaiser Permanente Ser 2004 J & L                                                       3.60     04/09/07     4,300,000
  1,000     Los Angeles County Museum of Art Ser 2004 C (FGIC)                                     3.54     04/09/07     1,000,000
  2,600     Masters College Ser 2002                                                               3.54     04/09/07     2,600,000
  5,000     National Center for International Schools Ser 2006 A                                   3.65     04/09/07     5,000,000
  6,600     SWEEP Loan Program Ser 2007 A                                                          3.57     04/09/07     6,600,000
  3,000     University of San Diego Ser 2005                                                       3.60     04/09/07     3,000,000
  2,000     University Retirement Community at Davis Inc Ser 2003 (Radian)                         3.73     04/02/07     2,000,000
  1,400  Chino Redevelopment Agency, Tax Allocation CRVS Ser 2006-1009 (Ambac)                     3.65     04/09/07     1,400,000
 10,500  Fremont, Creekside Village Multifamily Ser 1985 D                                         3.55     04/09/07    10,500,000
  1,300  Fresno, Sewer System Sublien Ser 2000 A (FGIC)                                            3.55     04/09/07     1,300,000
  3,000  Grant Joint Union High School District, School Facility Bridge Funding
            Ser 2005 COPs (FSA)                                                                    3.55     04/09/07     3,000,000
  5,500  Hemet Unified School District, Ser 2006 COPs (Ambac)                                      3.58     04/09/07     5,500,000
  2,100  Hillsborough, Refg Ser 2000 A COPs                                                        3.55     04/09/07     2,100,000
    550  Irvine Public Facilities & Infrastructure Authority, Capital Improvement
            Ser 1985 COPs                                                                          3.54     04/09/07       550,000
  3,300  J P Morgan Chase & Co, Los Angeles Unified School District Ser 2007 A-1 I-PUTTERs
            Ser 1711P (FSA)                                                                        3.75     04/09/07     3,300,000
  2,000  Los Angeles County Housing Authority, Multifamily Malibu Meadows 1998 Ser B               3.57     04/09/07     2,000,000
  3,700  Los Angeles County Metropolitan Transportation Authority,
            Prop C Sales Tax 2nd Ser 2004-A Eagle #20040046 (MBIA)                                 3.69     04/09/07     3,700,000
         Los Angeles Department of Water & Power,
  2,600     Power System 2001 Ser B Subser B-1                                                     3.55     04/09/07     2,600,000
  2,200     Water System 2001 Ser B Subser B-1                                                     3.54     04/09/07     2,200,000
  1,900  Manteca Redevelopment Agency, Amended Merged Project Area Ser 2005 (XLCA)                 3.69     04/02/07     1,900,000
  1,300  Menlo Park Community Development Agency, Las Pelgas Community Development
            Tax Allocation Ser 2006                                                                3.69     04/02/07     1,300,000
  2,450  Metropolitan Water District of Southern California, Waterworks 2002 Ser A                 3.54     04/09/07     2,450,000
  5,000  Mountain View, Villa Mariposa Multifamily 1985 Ser A                                      3.60     04/09/07     5,000,000
  2,200  Northern California Power Agency, Hydroelectric No 1 Ser 2002 B (MBIA)                    3.55     04/09/07     2,200,000
  9,600  Oakland-Alameda County Coliseum Authority, Oakland Coliseum 2000 Refg Ser C-2             3.53     04/09/07     9,600,000
  3,825  Paramount Unified School District, School Facility Bridge Funding Ser 2001 COPs (FSA)     3.55     04/09/07     3,825,000
  6,100  Pittsburg Redevelopment Agency, Los Medanos Community Development
            Sub 2004 Ser A (Ambac)                                                                 3.69     04/02/07     6,100,000
  2,000  Pomona Redevelopment Agency, Park & Plaza Apartments Ser 1998 A                           3.55     04/09/07     2,000,000
  2,500  Rancho Water District Financing Authority, Ser 2001 B (FGIC)                              3.55     04/09/07     2,500,000
  1,300  Riverside County, 1985 Ser A COPs                                                         3.55     04/09/07     1,300,000
  1,790  Riverside County Housing Authority, Multifamily De Anza Villas Ser 1986                   3.62     04/09/07     1,790,000
  1,220  Roseville, Electric System Ser 2005 A COPs P-FLOATs PT-3021 (FGIC)                        3.66     04/09/07     1,220,000
  2,500  Sacramento County Housing Authority, Seasons at Winter 2004 Ser C-2                       3.55     04/09/07     2,500,000
  2,600  Sacramento County Sanitation Districts Financing Authority, Sub Lien Ser 2000 C           3.55     04/09/07     2,600,000
  3,000  Sacramento County Water Financing Authority, Water Agency Zones 40 & 41 P-FLOATs
            PT-1176 (Ambac)                                                                        3.66     04/09/07     3,000,000

  4,175  Sacramento Municipal Utility District Financing Authority, Cosumnes Ser 2006 PUTTERs
            Ser 1237Z (MBIA)                                                                       3.65     04/09/07     4,175,000
  2,000  San Francisco City & County Public Utilities Commission, Water Ser 2006 A ROCs II-R
            Ser 6085 (FSA)                                                                         3.68     04/09/07     2,000,000
  2,105  San Jacinto Unified School District, Ser 1998 COPs (FSA)                                  3.55     04/09/07     2,105,000
  3,000  Torrance, Little Company of Mary Hospital-Torrance Memorial Medical Center Ser 1992       3.62     04/09/07     3,000,000
  3,310  Turlock Irrigation District, Ser 1988 A                                                   3.55     04/09/07     3,310,000
  3,495  Whittier, Whittier College Ser 2004 (Radian)                                              3.62     04/09/07     3,495,000
  1,495  Yucaipa Valley Water District, Water System Ser 2004 COPs ROCs II-R  Ser 2130 (MBIA)      3.68     04/09/07     1,495,000
                                                                                                                       -----------

         TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS (Cost $187,915,000)                187,915,000
                                                                                                                       -----------

                                                                                                           YIELD TO
                                                                                                           MATURITY
                                                                                      COUPON   MATURITY   ON DATE OF
                                                                                       RATE      DATE      PURCHASE
                                                                                      ------   --------   ----------

         CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (3.4%)
  3,000  San Diego County Water Authority, Ser 1                                        3.54    05/10/07      3.54        3,000,000
  4,000  San Francisco County Transportation Authority, 2004 Ser A                      3.55    04/12/07      3.55        4,000,000
                                                                                                                       ------------

         TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (Cost $7,000,000)                                                   7,000,000
                                                                                                                       ------------

         CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (4.2%)
  4,000  Bay Area Infrastructure Financing Authority, State Payment Acceleration Notes
            Ser 2006 dtd 12/14/06                                                       4.00    08/01/07      3.42        4,007,594
  2,000  California School Cash Reserve Program Authority, 2006-2007 Ser A COPs TRANs,
            dtd 07/06/06                                                                4.50    07/06/07      3.56        2,004,325
  2,435  California, Ser 2006-2007 RANs, dtd 10/03/06                                   4.50    06/29/07      3.45        2,441,113
                                                                                                                       ------------

         TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (Cost $8,453,032)                                         8,453,032
                                                                                                                       ------------

         TOTAL INVESTMENTS (Cost $203,368,032) (a)                                                            100.1%    203,368,032

         LIABILITIES IN EXCESS OF OTHER ASSETS                                                                 0.1         (117,857)
                                                                                                             ------    ------------

         NET ASSETS                                                                                          100.0%    $203,250,175
                                                                                                             ======    ============

-----------------
      COPs       Certificates of Participation.
      CRVS       Custodial Residual & Variable Securities.
    P-FLOATs     Puttable Floating Option Tax-Exempt Receipts.
    PUTTERs      Puttable Tax-Exempt Receipts.
      RANs       Revenue Anticipation Notes.
      ROCs       Reset Option Certificates.
     TRANs       Tax and Revenue Anticipation Notes.
       +         Rate shown is the rate in effect at March 31, 2007.
       *         Date on which the principal amount can be recovered through demand.
      (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
     Ambac       Ambac Assurance Corporation.
      FGIC       Financial Guaranty Insurance Company.
      FSA        Financial Security Assurance Inc.
      MBIA       Municipal Bond Investors Assurance Corporation.
     Radian      Radian Asset Assurance Inc.
      XLCA       XL Capital Assurance Inc.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley California Tax-Free Daily Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
May 22, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2007

                                       3

                                                            EXHIBIT 3 A1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley California
      Tax-Free Daily Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                             /s/ Ronald E. Robison
                                             Ronald E. Robison
                                             Principal Executive Officer

                                       4

                                                               EXHIBIT 3 A2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.    I have reviewed this report on Form N-Q of Morgan Stanley California
      Tax-Free Daily Income Trust;

2.    Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.    Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.    The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

      (a)   Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b)   Omitted;

      (c)   Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d)   Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.    The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a)   All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b)   Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date: May 22, 2007
                                                /s/ Francis Smith
                                                Francis Smith
                                                Principal Financial Officer

                                       5